On January 1, 2000, Massachusetts Mutual Life Insurance Company ("Mass Mutual") transferred its investment management division and its investment advisory business to its majority owned, in direct subsidiary David L. Babson and Company, Inc. ("Babson"). Babson now has investment discretion over MassMutual's assets.

Please note that in the past Form 13F's were filed by MassMutual on behalf of Babson and OppenheimerFunds Inc. ("Oppenheimer"). Babson and Oppenheimer are indirect, majority-owned subsidiaries of MassMutual. For this filing and future filings, Babson and Oppenheimer will file Form 13F's on their own behalf.

Babson and Oppenheimer have indicated that they exercise "sole" discretion with respect to the securities positions reported in their respective Form 13F's. Nevertheless, such positions shall be deemed reported on behalf of MassMutual to the extent that MassMutual may be deemed to "share" investment discretion over the positions as a result of its ownership interests in Babson and Oppenheimer.